United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 12,1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH tHAT REQUEST WAS DENIED



FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended:  3/99
Check here if Amendment [  X   ]; Amendment Number: [  1  ]
This Amendment (Check only one.):  [     ] is a restatement
                              [  X   ] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
          and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [  9   ]

Form 13F Information Table Value Total: $_ 96,384     thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE



DESCRIPTION                 TYPE    CUSIP        Tot MKT Val    POSITION

AIRTOUCH COMMUNICATIONS     COMM   00949T100     $19,807,352    204,992    SOLE   SOLE  SOLE
AMER BANKERS INS GROUP INC  COMM   024456105      $2,600,000     50,000    SOLE   SOLE  SOLE
AMP INC                     COMM   031897101     $30,930,013    576,112    SOLE   SOLE  SOLE
ASTRA AB SPONS ADR          AMER   046298105     $10,796,681    470,700    SOLE   SOLE  SOLE
BANKERS TRUST CORPORATION   CALL   066365907      $8,383,750     95,000    SOLE   SOLE  SOLE
BANKERS TRUST CORPORATION   COMM   066365107      $3,177,000     36,000    SOLE   SOLE  SOLE
TRANSAMERICA CORP           CALL   893485902      $1,015,300     14,300    SOLE   SOLE  SOLE
TRANSAMERICA CORP           PUT    893485952      $2,229,400     31,400    SOLE   SOLE  SOLE
TRANSAMERICA CORP           COMM   893485102     $17,444,700    245,700    SOLE   SOLE  SOLE
Total                                            $96,384,196